Changes in Accounting Policies (Tables) - IFRS 16 [member]	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Measurement of lease liabilities

RMB’000
Operating lease commitments disclosed as at 31 December 2018	84,746
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	77,046
(Less): short-term leases recognized on a straight-line basis as expense	(315)

Lease liability recognized as at 1 January 2019	76,731

Of which are:
Current lease liabilities	74,093
Non-current lease liabilities	2,638

Impact on segment disclosures

	As at 31 December
	2019 RMB’000	2020 RMB’000
Addition to allocated assets
Synthetic fibres	9,047	168
Resins and plastics	50,006	12,252
Intermediate petrochemicals	46,320	1,886
Petroleum products	236,531	291,723
Trading of petrochemical products	13	102,296
Others	1,943	2,476

	343,860	410,801

Addition to allocated liabilities
Synthetic fibres	536	155
Resins and plastics	5,177	3,423
Intermediate petrochemicals	2,738	1,719
Petroleum products	13,371	4,618
Trading of petrochemical products	—	—
Others	221	2,556

	22,043	12,471